25. Post-Employment Benefits (Details 12)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfAssetAllocationLineItems [Line Items]
Asset allocation	100.00%	100.00%
Fixed Income
DisclosureOfAssetAllocationLineItems [Line Items]
Asset allocation	87.50%	89.30%
Variable income
DisclosureOfAssetAllocationLineItems [Line Items]
Asset allocation	6.20%	6.50%
Loans
DisclosureOfAssetAllocationLineItems [Line Items]
Asset allocation	1.10%	1.30%
Real estate
DisclosureOfAssetAllocationLineItems [Line Items]
Asset allocation	1.50%	1.70%
Investment structuring
DisclosureOfAssetAllocationLineItems [Line Items]
Asset allocation	3.70%	1.20%